                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                               -----------------
                                   Form 13F
                               -----------------
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number: __________
        This Amendment (Check only one.): [_] is a restatement.
                                          [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
         --------------------------------------
Address: 111 Huntington Avenue
         --------------------------------------
         Boston, MA 02199
         --------------------------------------

Form 13F File Number: 28-06625
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
       --------------------------------------
Title: Managing Director
       --------------------------------------
Phone: (617) 516-2000
       --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante          Boston, MA                02/12/2008
 -----------------------------------------------------------------------------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 71
                                        --------------------------------------
Form 13F Information Table Value Total: $4,558,731.16
                                        --------------------------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                 Name
--- -------------------- -------------------------------------
 1        28-06946       Brookside Capital Partners Fund, L.P.
--------------------------------------------------------------
 2        28-06924       Brookside Capital Investors, L.P.
--------------------------------------------------------------

                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 12/31/07

                                                     Market
                                                     Value                                    Voting
                                Title                 Long               Invesment   Other   Authority
       NAME OF ISSUER          of Class    Cusip     x1000      SHARES   Discretion Managers   Sole    Shared None
ABERCROMBIE & FITCH CO        CL A       002896207 107,545.66  1,344,825    SOLE                 X
ACE LTD                       ORD        G0070K103  56,442.21    913,600    SOLE                 X
ADAMS RESPIRATORY THERAPEUTI  COM        00635P107 104,376.59  1,747,181    SOLE                 X
ALEXION PHARMACEUTICALS INC   COM        015351109  76,501.41  1,019,611    SOLE                 X
ALLOT COMMUNICATION LTD       SHS        M0854Q105  16,088.53  3,317,223    SOLE                 X
AMIS HLDGS INC                COM        031538101  26,879.86  2,682,621    SOLE                 X
APP PHARMACEUTICALS INC       COM        00202H108  15,294.15  1,489,206    SOLE                 X
ARCELOR MITTAL STEEL          NY         03937E101  71,408.28    923,184    SOLE                 X
                              REGISTRY
                              SH
BANK OF NEW YORK MELLON CORP  COM        064058100  12,190.00    250,000    SOLE                 X
BARE ESCENTUALS INC           COM        067511105  92,733.72  3,824,071    SOLE                 X
BIGBAND NETWORKS INC          COM        089750509  20,243.13  3,938,352    SOLE                 X
BLADELOGIC INC                COM        09265M102   9,462.40    320,000    SOLE                 X
BROCADE COMMUNICATIONS SYS I  COM NEW    111621306 240,265.45 32,733,712    SOLE                 X
CADENCE DESIGN SYSTEM INC     COM        127387108 121,575.61  7,147,302    SOLE                 X
CELANESE CORP DEL             COM SER A  150870103 110,737.60  2,616,673    SOLE                 X
CIENA CORP                    COM NEW    17177309   41,642.17  1,220,820    SOLE                 X
CNINSURE INC                  SPONSORED  18976M103   5,512.50    350,000    SOLE                 X
                              ADR
COGNIZANT TECHNOLOGY SOLUTIO  CL A       192446102 131,826.35  3,884,100    SOLE                 X
COUGAR BIOTECHNOLOGY INC      COM        222083107  29,948.20    915,847    SOLE                 X
CVS CAREMARK CORPORATION      COM        126650100 110,141.88  2,770,865    SOLE                 X
DEAN FOODS CO NEW             COM        242370104  50,052.03  1,935,500    SOLE                 X
DOMINOS PIZZA INC             COM        25754A201  19,638.93  1,484,424    SOLE                 X
DREAMWORKS ANIMATION SKG INC  CL A       26153C103  67,605.20  2,647,032    SOLE                 X
E HOUSE CHINA HLDGS LTD       ADR        26852W103  17,013.98    713,973    SOLE                 X
ELOYALTY CORP                 COM NEW    290151307   6,488.51    486,031    SOLE                 X
E M C CORP MASS               COM        268648102 228,592.55 12,336,349    SOLE                 X
EMULEX CORP                   COM NEW    292475209   3,708.18    227,217    SOLE                 X
GETTY IMAGES INC              COM        374276103  30,508.00  1,052,000    SOLE                 X
GLOBAL BPO SVCS CORP          UNIT       378981203   9,925.00  1,250,000    SOLE                 X
                              99/99/9999
GMARKET INC                   SPON ADR   38012G100  26,167.21  1,050,892    SOLE                 X
GOLDMAN SACHS GROUP INC       COM        38141G104  43,010.00    200,000    SOLE                 X
GREEN MTN COFFEE ROASTERS IN  COM        393122106  66,855.33  1,642,637    SOLE                 X
GRUPO TELEVISA SA DE CV       SP ADR REP 40049J206  35,792.87  1,505,800    SOLE                 X
                              ORD
HANSEN NAT CORP               COM        411310105 123,131.69  2,780,124    SOLE                 X
HIRERIGHT INC                 COM        433538105   6,486.33    520,572    SOLE                 X
INGERSOLL-RAND COMPANY LTD    CL A       G47766101  35,967.78    774,000    SOLE                 X
INTUIT                        COM        461202103 182,374.59  5,769,522    SOLE                 X
INVESCO LTD                   COM        B28XP76US  31,380.00  1,000,000    SOLE                 X
MAP PHARMACEUTICALS INC       COM        56509R108  52,521.70  2,999,526    SOLE                 X
MARTHA STEWART LIVING OMNIME  CL A       573083102   8,253.54    890,350    SOLE                 X
MERRILL LYNCH & CO INC        COM        590188108 120,780.00  2,250,000    SOLE                 X
METROPCS COMMUNCATIONS INC    COM        591708102  43,004.55  2,211,031    SOLE                 X
MGI PHARMA INC                COM        552880106 120,088.24  2,962,947    SOLE                 X
MICROSOFT CORP                COM        594918104  86,059.44  2,417,400    SOLE                 X
MINDRAY MEDICAL INTL LTD      SPON ADR   602675100  21,016.63    489,100    SOLE                 X
MOODYS CORP                   COM        615369105  35,711.50  1,000,322    SOLE                 X
MYLAN INC                     COM        628530107  79,937.43  5,685,450    SOLE                 X
NALCO HOLDING COMPANY         COM        62985Q101  19,790.29    818,457    SOLE                 X
NANOSPHERE INC                COM        63009F105  62,577.79  4,473,037    SOLE                 X
NET 1 UEPS TECHNOLOGIES INC   COM NEW    64107N206  28,636.07    975,343    SOLE                 X
NOKIA CORP                    SPONSORED  654902204 148,657.60  3,872,300    SOLE                 X
                              ADR
OPNEXT INC                    COM        68375V105   9,273.11  1,047,809    SOLE                 X
PACTIV CORP                   COM        695257105  50,913.90  1,911,900    SOLE                 X
P F CHANGS CHINA BISTRO INC   COM        69333Y108  29,585.57  1,295,340    SOLE                 X
PHOENIX TECHNOLOGY LTD        COM        719153108     966.00     75,000    SOLE                 X
QUALCOMM INC                  COM        747525103 283,067.41  7,193,581    SOLE                 X
RUBICON TECHNOLOGY INC        COM        78112T107  10,877.50    458,000    SOLE                 X
SPRINT NEXTEL CORP            COM SER 1  852061100 143,694.72 10,944,000    SOLE                 X
STAPLES INC                   COM        855030102  24,190.12  1,048,553    SOLE                 X
STATE STR CORP                COM        857477103  71,659.00    882,500    SOLE                 X
SUPERGEN INC                  COM        868059106  16,768.29  4,594,052    SOLE                 X
TAKE-TWO INTERACTIVE SOFTWAR  COM        874054109  23,519.17  1,274,752    SOLE                 X
TARGANTA THERAPEUTICS CORP    COM        87612C100  24,118.60  2,667,987    SOLE                 X
TEKELEC                       COM        879101103  84,953.73  6,796,298    SOLE                 X
TERRA INDS INC                COM        880915103 141,138.92  2,955,170    SOLE                 X
TRANSOCEAN INC                ORD        G90078109 164,612.19  1,149,928    SOLE                 X
ULTA SALON COSMETICS & FRAG I COM        90384S303  38,373.31  2,237,511    SOLE                 X
VANCEINFO TECHNOLOGIES INC    ADR        921564100  10,227.06  1,136,340    SOLE                 X
VERIFONE HLDGS INC            COM        92342Y109  82,556.54  3,550,819    SOLE                 X
VERTEX PHARMACEUTICALS INC    COM        92532F100 123,286.58  5,307,214    SOLE                 X
VONAGE HLDGS CORP             COM        92886T201  12,400.79  5,391,648    SOLE                 X